Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,540,510
Previously Paid Amount	0.00
Total Fee Amount	1,179.44
Total Offset Amount	0.00
Net Fee	1,179.44
Narrative - Max Aggregate Offering Price	$ 8,540,510
Final Prospectus	true